Notes to the Balance Sheet - Summary of Right of use Assets and Lease Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right of use Assets and Lease Liabilities [Line Items]
Beginning Balance	€ 42,485,275	€ 44,418,000
Lease liabilities	45,780,000
Additions	6,224,000	1,385,000
Depreciation, right-of-use assets	(3,942,000)	(3,688,000)
Interest Expenses on Lease Liabilities	1,051,000	1,157,000	€ 1,174,000
Disposals	0	(51,000)
Foreign exchange gain (loss)	292,000	421,000
Ending Balance	45,060,360	42,485,275	44,418,000
Buildings [member]
Right of use Assets and Lease Liabilities [Line Items]
Beginning Balance	41,051,000	43,950,000
Additions	2,146,000	0
Depreciation, right-of-use assets	(3,424,000)	(3,317,000)
Disposals	0	0
Foreign exchange gain (loss)	280,000	418,000
Ending Balance	40,053,000	41,051,000	43,950,000
Car [Member]
Right of use Assets and Lease Liabilities [Line Items]
Beginning Balance	246,000	272,000
Additions	31,000	166,000
Depreciation, right-of-use assets	(131,000)	(141,000)
Disposals	0	(51,000)
Foreign exchange gain (loss)	0	0
Ending Balance	146,000	246,000	272,000
Technical Equipment [Member]
Right of use Assets and Lease Liabilities [Line Items]
Beginning Balance	1,188,000	196,000
Additions	4,047,000	1,219,000
Depreciation, right-of-use assets	(387,000)	(230,000)
Disposals	0	0
Foreign exchange gain (loss)	14,000	3,000
Ending Balance	4,862,000	1,188,000	196,000
Lease Liabilities [Member]
Right of use Assets and Lease Liabilities [Line Items]
Lease liabilities	45,781,000	42,584,000	€ 45,019,000
Additions	6,224,000	316,000
Depreciation, right-of-use assets, ll	0	0
Interest Expenses on Lease Liabilities	1,051,000	1,170,000
Lease Payments	(4,446,000)	(4,286,000)
Disposals	0	(173,000)
Foreign Exchange gain (loss) - Lease Liabilities	€ 368,000	€ 538,000